Horizon Small/Mid Cap Core Equity ETF
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 89.1%	Shares	Value
Aerospace & Defense - 4.0%
ATI, Inc. (a)	8,096	$ 1,653,203
Carpenter Technology Corp.	2,365	1,126,733
Curtiss-Wright Corp.	1,738	1,012,437
Moog, Inc. - Class A	1,997	741,886
Woodward, Inc.	3,338	1,134,319
		5,668,578

Automobile Components - 1.2%
BorgWarner, Inc.	14,506	930,705
Gentex Corp.	18,035	403,443
Lear Corp.	3,106	388,219
		1,722,367

Banks - 6.5%
Ameris Bancorp	3,397	286,197
Associated Banc-Corp.	10,223	312,926
Atlantic Union Bankshares Corp.	6,685	269,606
Banc of California, Inc.	8,034	149,593
BankUnited, Inc.	3,786	172,642
Cathay General Bancorp	3,781	231,435
Columbia Banking System, Inc.	16,394	485,918
Commerce Bancshares, Inc.	9,687	559,037
Customers Bancorp, Inc. (a)	1,895	148,151
East West Bancorp, Inc.	9,025	1,144,911
First BanCorp	9,457	263,661
First Financial Bancorp	6,180	201,653
First Hawaiian, Inc.	5,490	140,599
FNB Corp.	16,827	306,756
Fulton Financial Corp.	8,056	188,994
Independent Bank Corp.	2,232	181,194
International Bancshares Corp.	3,406	238,965
Provident Financial Services, Inc.	6,701	156,803
SOUTHSTATE BANK CORP	4,974	521,723
Texas Capital Bancshares, Inc.	2,005	194,846
UMB Financial Corp.	4,840	685,489
United Bankshares, Inc.	6,251	294,610
United Community Banks, Inc.	4,263	148,523
Valley National Bancorp	30,084	410,346
Wintrust Financial Corp.	4,331	651,209
WSFS Financial Corp.	2,917	225,922
Zions Bancorp NA	9,542	636,356
		9,208,065

Beverages - 0.7%
Coca-Cola Consolidated, Inc.	3,782	739,646
Vita Coco Co., Inc. (a)	4,086	239,909
		979,555

Biotechnology - 3.3%
BioMarin Pharmaceutical, Inc. (a)	8,037	524,254
Exelixis, Inc. (a)	8,033	438,923
Halozyme Therapeutics, Inc. (a)	3,848	409,774

Krystal Biotech, Inc. (a)	968	347,860
Neurocrine Biosciences, Inc. (a)	7,103	1,094,075
Roivant Sciences Ltd. (a)	13,297	460,608
United Therapeutics Corp. (a)(b)	2,661	1,358,121
		4,633,615

Broadline Retail - 0.7%
Etsy, Inc. (a)	6,414	521,651
Macy's, Inc.	23,425	514,413
		1,036,064

Building Products - 1.4%
Advanced Drainage Systems, Inc.	2,473	335,660
Armstrong World Industries, Inc.	1,695	292,523
AZZ, Inc.	2,424	332,476
Simpson Manufacturing Co., Inc.	2,243	409,594
UFP Industries, Inc.	2,919	246,714
Zurn Elkay Water Solutions Corp.	7,341	350,900
		1,967,867

Capital Markets - 3.4%
Affiliated Managers Group, Inc.	1,698	625,186
BGC Group, Inc. - Class A	36,143	434,077
Evercore, Inc. - Class A	1,725	494,092
Federated Hermes, Inc.	3,618	230,286
Houlihan Lokey, Inc.	2,244	299,103
Piper Sandler Cos.	3,587	269,240
SEI Investments Co.	7,412	822,584
Stifel Financial Corp.	6,613	534,198
StoneX Group, Inc. (a)	8,514	583,039
Victory Capital Holdings, Inc. - Class A	1,716	202,505
Virtu Financial, Inc. - Class A	5,452	357,869
		4,852,179

Chemicals - 1.3%
Balchem Corp.	2,435	428,292
Cabot Corp.	3,609	298,500
NewMarket Corp.	316	283,673
RPM International, Inc.	4,510	469,491
Sensient Technologies Corp.	2,242	302,536
		1,782,492

Commercial Services & Supplies - 1.4%
Brady Corp. - Class A	3,619	328,062
Clean Harbors, Inc. (a)	3,390	1,068,697
OPENLANE, Inc. (a)	6,188	220,293
Tetra Tech, Inc.	9,963	360,063
		1,977,115

Communications Equipment - 0.2%
Extreme Networks, Inc. (a)	14,726	331,188

Construction & Engineering - 2.0%
Argan, Inc.	753	320,017
Dycom Industries, Inc. (a)	1,505	438,271
Everus Construction Group, Inc. (a)	2,682	308,779
Granite Construction, Inc.	1,445	174,209

MYR Group, Inc. (a)	799	232,845
Sterling Infrastructure, Inc. (a)	1,653	777,026
Valmont Industries, Inc.	1,191	559,365
		2,810,512

Consumer Finance - 1.0%
Ally Financial, Inc.	6,904	291,418
Bread Financial Holdings, Inc.	2,188	228,580
Enova International, Inc. (a)	1,454	329,651
FirstCash Holdings, Inc.	2,616	561,054
		1,410,703

Consumer Staples Distribution & Retail - 1.9%
Maplebear, Inc. (a)	11,193	565,470
Performance Food Group Co. (a)	9,791	970,974
PriceSmart, Inc.	1,297	220,503
Sprouts Farmers Market, Inc. (a)	2,940	241,198
US Foods Holding Corp. (a)	6,624	694,460
		2,692,605

Containers & Packaging - 0.9%
AptarGroup, Inc.	3,082	405,653
Crown Holdings, Inc.	5,531	643,753
Sonoco Products Co.	4,961	273,599
		1,323,005

Diversified Consumer Services - 1.8%
ADT, Inc.	67,378	497,923
Covista, Inc. (a)	2,938	388,786
Frontdoor, Inc. (a)	5,912	478,103
Grand Canyon Education, Inc. (a)	2,207	326,923
H&R Block, Inc.	7,797	402,715
Laureate Education, Inc. (a)	10,409	390,650
		2,485,100

Electric Utilities - 0.2%
OGE Energy Corp.	6,895	314,619

Electrical Equipment - 2.0%
Acuity, Inc.	1,230	408,102
EnerSys	1,910	351,173
nVent Electric PLC	7,798	1,175,548
Regal Rexnord Corp.	1,480	234,506
Sensata Technologies Holding PLC	5,069	207,981
Vicor Corp. (a)	1,913	359,032
		2,736,342

Electronic Equipment, Instruments & Components - 3.9%
Arrow Electronics, Inc. (a)	4,744	969,816
Avnet, Inc.	6,229	557,869
Cognex Corp.	8,093	493,349
Littelfuse, Inc.	1,422	586,120
Plexus Corp. (a)	1,467	351,303
Sanmina Corp. (a)	2,150	422,948
TD SYNNEX Corp. (b)	6,703	1,694,854
TTM Technologies, Inc. (a)	4,035	479,842
		5,556,101

Energy Equipment & Services - 1.6%
Archrock, Inc.	9,956	313,813
Kodiak Gas Services, Inc.	5,046	296,553
Oceaneering International, Inc. (a)	3,823	197,879
TechnipFMC PLC	19,117	1,493,994
		2,302,239

Entertainment - 1.2%
Cinemark Holdings, Inc.	10,709	381,348
Roku, Inc. (a)	8,351	1,310,522
		1,691,870

Financial Services - 1.7%
Enact Holdings, Inc.	7,376	355,523
Essent Group Ltd.	5,764	389,416
MGIC Investment Corp.	13,061	400,320
NMI Holdings, Inc. (a)	4,333	192,169
Radian Group, Inc.	6,861	246,035
Remitly Global, Inc. (a)	10,695	285,984
Voya Financial, Inc.	5,446	551,789
		2,421,236

Food Products - 0.5%
Darling Ingredients, Inc. (a)	11,149	738,844

Gas Utilities - 1.1%
National Fuel Gas Co.	5,708	474,106
New Jersey Resources Corp.	6,700	357,378
ONE Gas, Inc.	3,629	287,671
Southwest Gas Holdings, Inc.	4,073	359,768
		1,478,923

Ground Transportation - 1.2%
Knight-Swift Transportation Holdings, Inc.	5,743	393,453
Landstar System, Inc.	2,182	394,135
Ryder System, Inc.	1,924	470,341
Saia, Inc. (a)	586	208,106
Schneider National, Inc. - Class B	7,561	260,930
		1,726,965

Health Care Equipment & Supplies - 0.8%
Globus Medical, Inc. - Class A (a)	6,170	502,053
Lantheus Holdings, Inc. (a)	2,663	268,857
Merit Medical Systems, Inc. (a)	3,887	352,395
		1,123,305

Health Care Providers & Services - 3.6%
Alignment Healthcare, Inc. (a)	10,475	140,365
BrightSpring Health Services, Inc. (a)	10,656	622,310
Chemed Corp.	828	429,492
Concentra Group Holdings Parent, Inc.	10,682	360,411
Encompass Health Corp.	6,404	769,825
Ensign Group, Inc.	2,408	414,802
LifeStance Health Group, Inc. (a)	24,129	298,234
Molina Healthcare, Inc. (a)	1,663	330,555
National HealthCare Corp.	1,243	269,147

Tenet Healthcare Corp. (a)	5,550	1,475,800
		5,110,941

Hotels, Restaurants & Leisure - 2.3%
Aramark	15,133	852,139
Boyd Gaming Corp.	3,869	300,196
Brinker International, Inc. (a)	2,408	550,228
Life Time Group Holdings, Inc. (a)	12,821	538,739
Monarch Casino & Resort, Inc.	2,384	287,153
Texas Roadhouse, Inc.	3,564	697,118
		3,225,573

Household Durables - 2.2%
Cavco Industries, Inc. (a)	551	308,081
Champion Homes, Inc. (a)	4,531	404,482
Green Brick Partners, Inc. (a)	4,092	295,524
M/I Homes, Inc. (a)	2,613	388,841
Meritage Homes Corp.	5,928	411,581
Mohawk Industries, Inc. (a)	2,602	333,706
Toll Brothers, Inc.	6,950	996,978
		3,139,193

Household Products - 0.4%
Central Garden & Pet Co. - Class A (a)	6,611	245,995
Reynolds Consumer Products, Inc.	13,998	324,054
		570,049

Insurance - 4.1%
American Financial Group, Inc.	5,039	718,309
CNO Financial Group, Inc.	5,690	311,755
First American Financial Corp.	5,912	437,015
Genworth Financial, Inc. (a)	16,071	159,746
Hanover Insurance Group, Inc.	2,244	507,391
Mercury General Corp.	3,659	373,071
Palomar Holdings, Inc.	1,253	166,110
Reinsurance Group of America, Inc.	4,103	1,009,502
RenaissanceRe Holdings Ltd.	2,837	929,515
Selective Insurance Group, Inc.	3,879	354,114
SiriusPoint Ltd. (a)	6,394	154,671
Unum Group	7,085	660,464
		5,781,663

Interactive Media & Services - 0.4%
Match Group, Inc.	12,990	528,043

IT Services - 2.2%
Okta, Inc. (a)	7,638	1,321,679
Twilio, Inc. - Class A (a)	7,322	1,725,283
		3,046,962

Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	3,579	764,582
Medpace Holdings, Inc. (a)	514	305,311
		1,069,893

Machinery - 5.5%
Crane Co.	2,701	553,894

Donaldson Co., Inc.	3,186	289,575
Enpro, Inc.	799	236,680
ESCO Technologies, Inc.	1,495	408,180
Federal Signal Corp.	2,002	234,234
Franklin Electric Co., Inc.	2,890	289,260
Gates Industrial Corp. Ltd. (a)	11,899	304,376
Graco, Inc.	5,948	460,554
Lincoln Electric Holdings, Inc.	2,141	602,113
Mueller Industries, Inc.	19,165	1,196,088
Mueller Water Products, Inc. - Class A	10,418	251,490
RBC Bearings, Inc. (a)	2,008	992,474
SPX Technologies, Inc. (a)	1,180	232,165
Timken Co.	3,859	464,817
Toro Co.	6,444	630,288
Watts Water Technologies, Inc. - Class A	1,729	632,382
		7,778,570

Marine Transportation - 0.7%
Kirby Corp. (a)	4,313	611,842
Matson, Inc.	1,675	376,557
		988,399

Media - 0.6%
New York Times Co. - Class A	6,011	404,360
Versant Media Group, Inc.	9,933	408,445
		812,805

Metals & Mining - 2.6%
Alcoa Corp.	7,662	382,717
Coeur Mining, Inc.	35,885	745,690
Commercial Metals Co.	5,252	354,352
Hecla Mining Co.	17,476	347,248
Kaiser Aluminum Corp.	1,266	201,016
Materion Corp.	957	225,929
Reliance, Inc.	3,587	1,377,587
		3,634,539

Oil, Gas & Consumable Fuels - 5.3%
Antero Midstream Corp.	27,177	609,308
Antero Resources Corp. (a)	18,178	699,489
Chord Energy Corp.	1,986	292,160
CNX Resources Corp. (a)	5,017	182,519
DT Midstream, Inc.	3,360	440,227
HF Sinclair Corp.	11,414	1,159,777
International Seaways, Inc.	2,918	287,832
Magnolia Oil & Gas Corp. - Class A	6,879	184,701
Ovintiv, Inc.	18,276	1,199,819
PBF Energy, Inc. - Class A	3,580	261,304
Permian Resources Corp.	49,376	1,149,967
Range Resources Corp.	9,465	391,094
SM Energy Co.	15,150	563,277
		7,421,474

Passenger Airlines - 0.2%
American Airlines Group, Inc. (a)	17,034	228,767

Pharmaceuticals - 0.9%
Amneal Pharmaceuticals, Inc. (a)	24,115	421,289

Indivior Pharmaceuticals, Inc. (a)	6,649	232,250
Jazz Pharmaceuticals PLC (a)	2,624	657,784
		1,311,323

Professional Services - 1.4%
ExlService Holdings, Inc. (a)	9,994	380,572
Genpact Ltd.	8,983	341,174
Korn Ferry	3,168	271,022
Paylocity Holding Corp. (a)	2,151	344,633
Science Applications International Corp.	2,398	307,472
UL Solutions, Inc.	3,660	272,743
		1,917,616

Real Estate Management & Development - 0.8%
Jones Lang LaSalle, Inc. (a)	2,149	786,255
St Joe Co.	4,976	328,913
		1,115,168

Semiconductors & Semiconductor Equipment - 3.6%
Amkor Technology, Inc.	12,139	574,175
Cirrus Logic, Inc. (a)	3,633	397,850
Diodes, Inc. (a)	4,773	433,388
FormFactor, Inc. (a)	3,637	365,919
MACOM Technology Solutions Holdings, Inc. (a)(b)	4,793	1,264,537
MaxLinear, Inc. (a)	3,654	218,911
MKS, Inc.	1,715	439,452
Onto Innovation, Inc. (a)	2,225	594,542
Rambus, Inc. (a)	3,660	317,285
Semtech Corp. (a)	3,413	453,792
		5,059,851

Software - 1.2%
Clear Secure, Inc. - Class A	7,859	346,975
Dynatrace, Inc. (a)	11,196	611,190
Nutanix, Inc. - Class A (a)	11,130	763,184
		1,721,349

Specialty Retail - 2.3%
Bath & Body Works, Inc.	16,303	313,833
Burlington Stores, Inc. (a)	2,124	551,730
CarMax, Inc. (a)	6,248	383,190
Five Below, Inc. (a)	2,926	722,254
Murphy USA, Inc.	1,491	768,446
Victoria's Secret & Co. (a)	6,374	544,403
		3,283,856

Textiles, Apparel & Luxury Goods - 0.2%
Kontoor Brands, Inc.	3,654	275,548

Trading Companies & Distributors - 1.7%
Applied Industrial Technologies, Inc.	2,679	867,943
Core & Main, Inc. - Class A (a)	4,794	205,950
MSC Industrial Direct Co., Inc. - Class A	3,188	378,990
Rush Enterprises, Inc. - Class A	4,127	317,077
WESCO International, Inc.	1,668	567,787
		2,337,747

Water Utilities - 0.2%
American States Water Co.	3,582	319,837
TOTAL COMMON STOCKS (Cost $119,641,120)		125,650,620

REAL ESTATE INVESTMENT TRUSTS - 7.1%	Shares	Value
Commercial Services & Supplies - 0.4%
CoreCivic, Inc. (a)	8,319	276,357
GEO Group, Inc. (a)	9,538	303,404
		579,761

Diversified REITs - 0.6%
Essential Properties Realty Trust, Inc.	8,330	249,900
WP Carey, Inc.	8,113	567,586
		817,486

Health Care REITs - 0.9%
CareTrust REIT, Inc.	13,508	526,136
Omega Healthcare Investors, Inc.	15,851	724,708
		1,250,844

Hotel & Resort REITs - 0.8%
Apple Hospitality REIT, Inc.	20,773	331,329
DiamondRock Hospitality Co.	18,899	232,647
Ryman Hospitality Properties, Inc.	4,129	523,392
		1,087,368

Industrial REITs - 0.9%
EastGroup Properties, Inc.	1,977	394,411
First Industrial Realty Trust, Inc.	8,519	527,156
STAG Industrial, Inc.	9,928	369,818
		1,291,385

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Annaly Capital Management, Inc.	12,810	293,605

Office REITs - 0.3%
COPT Defense Properties	7,385	265,860
Cousins Properties, Inc.	7,613	220,701
		486,561

Residential REITs - 0.5%
American Homes 4 Rent - Class A	20,362	678,055

Retail REITs - 1.2%
Brixmor Property Group, Inc.	18,992	548,679
NNN REIT, Inc.	7,825	353,690
Phillips Edison & Co., Inc.	8,754	338,342
Tanger, Inc.	7,383	278,413
Urban Edge Properties	10,191	215,642
		1,734,766

Specialized REITs - 1.3%
CubeSmart	12,516	497,135
EPR Properties	4,300	252,453
Gaming and Leisure Properties, Inc.	15,219	640,263
Millrose Properties, Inc.	12,080	367,474

				1,757,325
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,013,052)				9,977,156

PURCHASED OPTIONS - 0.2% (a)	Notional Amount	Contracts		Value
Put Options - 0.2%
iShares Russell 2000 ETF (c)(d)
Expiration: 09/01/2026; Exercise Price: $279.67	7,700,966	262		254
Expiration: 09/01/2026; Exercise Price: $285.64	1,410,864	48		86
Expiration: 09/01/2026; Exercise Price: $290.97	20,134,205	685		9,604
Expiration: 09/15/2026; Exercise Price: $287.23	2,527,798	86		14,399
Expiration: 09/15/2026; Exercise Price: $289.18	30,216,004	1,028		220,074
Expiration: 09/15/2026; Exercise Price: $289.60	1,939,938	66		14,896
Expiration: 09/29/2026; Exercise Price: $285.25	2,527,798	86		22,909
Expiration: 09/29/2026; Exercise Price: $287.54	1,939,938	66		21,238
TOTAL PURCHASED OPTIONS (Cost $583,915)				303,460

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.3%		Shares		Value
First American Government Obligations Fund - Class X, 3.59% (e)		4,686,070		4,686,070
TOTAL MONEY MARKET FUNDS (Cost $4,686,070)				4,686,070

TOTAL INVESTMENTS - 99.7% (Cost $134,924,157)				140,617,306
Other Assets in Excess of Liabilities - 0.3% (f)			0.00347	489,729
TOTAL NET ASSETS - 100.0%				$ 141,107,035

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $2,197,520.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(f)	Includes cash of $2,805 that is pledged as collateral for written options.

Horizon Small/Mid Cap Core Equity ETF
Schedule of Written Options
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.7)%	Notional Amount	Contracts	Value
Put Options - (0.7)%
iShares Russell 2000 ETF (a)(b)
Expiration: 09/01/2026; Exercise Price: $288.03	$ (7,700,966)	(262)	$ (914)
Expiration: 09/01/2026; Exercise Price: $293.26	(1,410,864)	(48)	(2,712)
Expiration: 09/01/2026; Exercise Price: $298.60	(20,134,205)	(685)	(319,895)
Expiration: 09/15/2026; Exercise Price: $292.62	(2,527,798)	(86)	(28,257)
Expiration: 09/15/2026; Exercise Price: $295.70	(1,939,938)	(66)	(31,296)
Expiration: 09/15/2026; Exercise Price: $296.72	(30,216,004)	(1,028)	(547,492)
Expiration: 09/29/2026; Exercise Price: $292.05	(2,527,798)	(86)	(40,082)
Expiration: 09/29/2026; Exercise Price: $295.22	(1,939,938)	(66)	(39,684)
TOTAL WRITTEN OPTIONS (Premiums received $1,009,721)			$ (1,010,332)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Horizon Small/Mid Cap Core Equity ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 125,650,620	$ –	$ –	$ 125,650,620
Real Estate Investment Trusts	9,977,156	–	–	9,977,156
Purchased Options	–	303,460	–	303,460
Money Market Funds	4,686,070	–	–	4,686,070
Total Investments	$ 140,313,846	$ 303,460	$ –	$ 140,617,306

Liabilities:
Investments:
Written Options	$ –	$ (1,010,332)	$ –	$ (1,010,332)
Total Investments	$ –	$ (1,010,332)	$ –	$ (1,010,332)

Refer to the Schedule of Investments for further disaggregation of investment categories.